Leases - Right of use assets and lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use assets - Property and equipment
Right-of-use assets	€ 61,084	€ 46,369	€ 51,394
Lease liabilities - Loans and borrowings
Current	11,010	9,968
Non-current	51,842	36,697
Office buildings
Right-of-use assets - Property and equipment
Right-of-use assets	61,084	46,369
Other facilities and equipment
Right-of-use assets - Property and equipment
Right-of-use assets	€ 571	€ 500